Income tax - Schedule of Unrecognized Tax Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Balance of tax positions at beginning of the period	$ 1,132	$ 1,190	$ 1,396
Additions for tax positions of prior periods	663	200	134
Additions for tax positions of current period	16	90	71
Reductions for tax positions related to prior periods and other items	(32)	(131)	(95)
Settlements and reclassifications	(119)	(163)	(204)
Expiration of the statute of limitations	(138)	(126)	(231)
Foreign currency translation effects	49	72	119
Balance of tax positions at end of the period	$ 1,571	$ 1,132	$ 1,190